Property, Plant and Equipment - Detailed Information About Property,Plant and Equipment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 27,184
Ending balance	25,451	$ 27,184
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,724	44,352
Effect of movements in foreign exchange	(2,246)	1,431
Acquisitions	1,638	4,221
Acquisitions through business combinations	0	169
Disposals	(439)	(1,566)
Disposals through the sale of subsidiaries	(1,049)	(60)
Transfer (to)/from other asset categories and other movements1	135	177
Ending balance	46,761	48,724
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,540)	(18,133)
Effect of movements in foreign exchange	1,107	(697)
Depreciation	(1,831)	(3,567)
Disposals	365	1,161
Disposals through the sale of subsidiaries	800	48
Impairment losses	(39)	(85)
Transfer (to)/from other asset categories and other movements1	(173)	(267)
Ending balance	(21,310)	(21,540)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,228
Ending balance	8,803	9,228
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,742
Effect of movements in foreign exchange	(518)
Acquisitions	44
Acquisitions through business combinations	0
Disposals	(10)
Disposals through the sale of subsidiaries	(241)
Transfer (to)/from other asset categories and other movements1	244
Ending balance	12,261	12,742
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,514)
Effect of movements in foreign exchange	150
Depreciation	(241)
Disposals	3
Disposals through the sale of subsidiaries	174
Impairment losses	0
Transfer (to)/from other asset categories and other movements1	(30)
Ending balance	(3,458)	(3,514)
Plant and Equipment Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,691
Ending balance	14,578	15,691
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,717
Effect of movements in foreign exchange	(1,655)
Acquisitions	625
Acquisitions through business combinations	0
Disposals	(423)
Disposals through the sale of subsidiaries	(782)
Transfer (to)/from other asset categories and other movements1	950
Ending balance	32,430	33,717
Plant and Equipment Fixtures and Fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,026)
Effect of movements in foreign exchange	957
Depreciation	(1,590)
Disposals	362
Disposals through the sale of subsidiaries	626
Impairment losses	(39)
Transfer (to)/from other asset categories and other movements1	(143)
Ending balance	(17,852)	(18,026)
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,265
Ending balance	2,070	2,265
Construction in Progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,265
Effect of movements in foreign exchange	(73)
Acquisitions	969
Acquisitions through business combinations	0
Disposals	(6)
Disposals through the sale of subsidiaries	(26)
Transfer (to)/from other asset categories and other movements1	(1,059)
Ending balance	2,070	2,265
Construction in Progress [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Effect of movements in foreign exchange	0
Depreciation	0
Disposals	0
Disposals through the sale of subsidiaries	0
Impairment losses	0
Transfer (to)/from other asset categories and other movements1	0
Ending balance	$ 0	$ 0